Shareholder Fees	Feb. 28, 2025 USD ($)
FORT PITT CAPITAL TOTAL RETURN FUND [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
North Square Strategic Income Fund | North Square Strategic Income Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
North Square Strategic Income Fund | North Square Strategic Income Fund Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
North Square Select Small Cap Fund | North Square Select Small Cap Fund Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
North Square Altrinsic International Equity Fund | North Square Altrinsic International Equity Fund Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
North Square McKee Bond Fund | North Square McKee Bond Fund Class R6
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
North Square McKee Bond Fund | North Square McKee Bond Fund Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%